Share-Based Compensation - Schedule of Key Assumptions Used to Determine Fair Value of Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair value per option granted	$ 0.1450	$ 0.2839	$ 0.2562
Weighted average exercise price	$ 0.1784	$ 0.1747	$ 0.1659
Risk-free interest rate, Minimum	4.01%	3.49%	1.56%
Risk-free interest rate, Maximum	4.43%	4.75%	4.04%
Expected term	14 years	14 years	14 years
Expected volatility, Minimum	32.52%	65.49%	53.62%
Expected volatility, Maximum	32.54%	68.03%	68.75%
Dividend yield	0.00%	0.00%	0.00%